COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details Narrative)		1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2014 USD ($) Unit $ / shares shares	Nov. 23, 2016 USD ($) Unit $ / shares shares	Sep. 15, 2016	Mar. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2015 Unit $ / shares shares	Dec. 31, 2016 USD ($) Unit $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) Unit $ / shares shares	Sep. 30, 2015 USD ($) Unit $ / shares shares	Sep. 30, 2014 USD ($) Unit $ / shares shares	Mar. 31, 2016 shares	Mar. 22, 2016 USD ($) $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Sep. 30, 2013 shares
Common Stock Par Value | $ / shares						$ 0.001		$ 0.001	$ 0.001				$ 0.25
Common Stock Shares Issued				29,136,839		74,113,060	13,000,000	73,138,060	34,117,886	13,000,000	29,136,839		200,000
Common stock | $						$ 74,113		$ 73,138	$ 34,118				$ 50,000
Reverse acquisition of common stock								5,000,000
Description of increase in authorized shares of common stock			Stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares.					Stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares.
Description of reverse stock split			Reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Stockholders granted the Board of Directors the authority to effect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Deferred offering costs | $														$ 25,000
Banking agreement for raise cash | $							$ 5,100,000			$ 5,100,000
Units issued to raise cash							8,500,000			8,500,000
Common stock outstanding						8,732,770		8,732,770
Stock-based compensation expense | $						$ 241,514	$ 470,185	$ 732,151	$ 732,151	$ 470,185
Options to purchase of common stock						4,033,334		4,616,668	4,616,668
Additional warrant purchase						97,500
LMB [Member]
Common Stock Shares Issued								29,136,839
Weighted average remaining life				10 years
Stock options granted				1,068,241
Common stock exercise price per share | $ / shares				$ 0.001
Stock options purchase				1,158,770
Fair value vested options | $				$ 461,808
Fair value unvested options | $				$ 461,808
2014 Plan [Member]
Shares available for future grants						4,267,230
Stock-based compensation expense | $						$ 121,299
Unrecognized total compensation cost related to unvested awards | $						$ 1,145,334
Options to purchase of common stock						8,732,770
Private Offering [Member]
Description of warrant redeemable	Common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.50 per share with an average trading volume of 50,000 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $1.17 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.
Shares available for future grants								4,267,230
Number of additional units sold | Unit						1,000,000		266,667	200,000	1,000,000
Number of additional units sold, per unit | $ / shares						$ 0.60		$ 0.60	$ 0.60	$ 0.60
Number of units sold | Unit	3,400,067							4,350,001	2,837,037	3,400,067
Number of units sold, per unit | $ / shares	$ 0.60							$ 0.54	$ 0.54	$ 0.60
Number of units sold for gross proceeds | $	$ 2,040,040							$ 2,509,000	$ 1,652,000	$ 2,040,040
Placement Agent paid commissions and expenses | $								1,229,124	741,058	265,206
Other cash expenses related to private placement | $								81,312	142,507	$ 169,000
Derivative warrant liability | $								$ 1,198,564	$ 768,435
Common stock sold								5,000,000
Common stock sale prise | $ / shares								$ 0.60				$ 0.60
Common stock, value, Outstanding | $								$ 8,732,770
Common stock exercise price per share | $ / shares							$ 0.001			$ 0.001
Stock sold												5,000,000
Stock sold per share price | $ / shares								$ 0.60				$ 0.60
Stock sold for gross proceeds | $												$ 3,000,000
Stock Options [Member] | Board of Directors [Member]
Common stock reserved for employees	13,000,000
Warrants [Member]
Common stock outstanding						975,000		18,059,095
Intrinsic value of warrant | $								$ 1,273,985
Weighted average remaining life								3 years 9 months 7 days
Number of units sold | Unit		975,000
Additional warrant purchase		50,700
Number of units sold for gross proceeds | $		$ 390,000
Common stock exercise price per share | $ / shares						$ 0.55
Common stock reserved for employees						19,131,595
Warrants outstanding						280,568
Estimated fair value | $		23,451				$ 234,505
Other cost | $		$ 156,896
Placement Agent Unit Warrants [Member]
Common stock outstanding						680,013		680,013
Options to purchase of common stock						1,000,000
Common stock exercise price per share | $ / shares						$ 0.60
Stock Options [Member]
Common stock outstanding						8,732,770	3,300,000		3,900,000	3,300,000					3,300,000
Shares available for future grants						6,341,230
Stock-based compensation expense | $							$ 470,185	$ 486,271	$ 732,151
Unrecognized total compensation cost related to unvested awards | $						$ 831,020
Weighted average remaining life						1 year 15 days		1 year 8 months 1 day	5 years	10 years
Stock options granted				90,529	400,000				100,000	3,300,000
Common stock exercise price per share | $ / shares				$ 0.91	$ 0.54		$ 0.45		$ 0.60	$ 0.45
Weighted average options granted | $ / shares					$ 0.28				$ 0.27	$ 0.34
Number of directors | Unit					2
Stock options vested				1,086,347
Average contractual term						P8Y4M2D
Offering Warrants 2016 [Member]
Weighted average remaining life						3 years 7 months 2 days
Number of unit offering | Unit						15,000,000
Number of unit offering per share price | $ / shares						$ 0.40
Number of units offering for gross proceeds | $						$ 6,000,000
Percentage of cash commission on gross proceeds						0.10
Number of units sold | Unit		975,000
Number of units sold, per unit | $ / shares		$ 0.40
Additional warrant purchase		97,500
Warrant offering description

On November 23, 2016, the Company sold 975,000 2016 Offering Units, at a price of $0.40 per Unit, consisting of (i) one share of common stock and (ii) a warrant to purchase one share of common stock. Each 2016 Offering Warrant has an exercise price of $0.55 and is exercisable for five years from the date of issuance.